Average Annual Total Returns - LOOMIS SAYLES FUNDS II	12 Months Ended	60 Months Ended	61 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Loomis Sayles High Income Fund | Bloomberg U.S. Corporate High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.51%		5.55%	6.53%
Loomis Sayles High Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		1.93%	2.01%
Loomis Sayles High Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	2.05%			4.77%
Loomis Sayles High Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	6.99%	2.12%			4.61%
Loomis Sayles High Income Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	9.19%	3.23%		4.69%
Loomis Sayles High Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	3.19%			5.51%
Loomis Sayles High Income Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.38%	0.55%			3.11%
Loomis Sayles High Income Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.36%	1.23%			3.19%
Loomis Sayles International Growth Fund | MSCI All Country World ex USA Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.31%
Loomis Sayles International Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.54%	2.19%	2.45%
Loomis Sayles International Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	2.61%	2.86%
Loomis Sayles International Growth Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	3.71%	3.96%
Loomis Sayles International Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	3.67%	3.92%
Loomis Sayles International Growth Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	3.47%	3.72%
Loomis Sayles International Growth Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.33%	2.87%	3.07%
Loomis Sayles Investment Grade Bond Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Loomis Sayles Investment Grade Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	(0.12%)			3.05%
Loomis Sayles Investment Grade Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	5.01%	0.00%			2.87%
Loomis Sayles Investment Grade Bond Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	7.12%	1.06%			3.82%
Loomis Sayles Investment Grade Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.96%	1.00%			3.74%
Loomis Sayles Investment Grade Bond Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.85%	(0.69%)			1.99%
Loomis Sayles Investment Grade Bond Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	0.05%			2.21%
Loomis Sayles Investment Grade Bond Fund | Admin Class
Prospectus [Line Items]
Average Annual Return, Percent	6.44%	0.49%			3.24%
Loomis Sayles Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			2.01%
Loomis Sayles Strategic Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	2.01%			3.38%
Loomis Sayles Strategic Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	2.12%			3.21%
Loomis Sayles Strategic Income Fund | Class N
Prospectus [Line Items]
Average Annual Return, Percent	10.62%	3.22%			4.17%
Loomis Sayles Strategic Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	10.56%	3.16%			4.10%
Loomis Sayles Strategic Income Fund | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.22%	1.03%			2.19%
Loomis Sayles Strategic Income Fund | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.22%	1.46%			2.36%
Loomis Sayles Strategic Income Fund | Admin Class
Prospectus [Line Items]
Average Annual Return, Percent	9.95%	2.65%			3.58%